Dividends (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Payment of Dividends
The Group decreed dividends during ended December 31, 2019, based on the retained earnings as of December 31, 2018, and dividends were decreed by the Group during ended December 31, 2018, based on retained earnings as of December 31, 2017:

	December 31, 2019	December 31, 2018
Dividends decreed
Dividend - Ordinary shared	$9,862	$23,433
Dividend - Preferred shared	5,523	12,075

Total	$15,385	$35,508

Summary of Dividends Paid to Minority Shareholding
During the year ended December 31, 2019 and, 2018, the subsidiaries with minority interest, declared and paid dividends as follows:

	December 31, 2019			December 31, 2018
Subsidiaries	Minority Interest	AVH Participation	Total Dividends	Minority Interest	AVH Participation	Total Dividends
LifeMiles Ltd (1) (2)	$36,000	$84,000	$120,000	$61,500	$143,500	$205,000
Turbo Prop Leasing Corp (2)	—	—	—	596	1,265	1,861

Total	$36,000	$84,000	$120,000	$62,096	$144,765	$206,861

(1)	The dividends received for AVH are eliminated in consolidation process.
(2)
As of December 31, 2019, there aren’t outstanding balances payable for dividends for minority interest. As of December 31, 2018, it is pending payment to the minority interest of LifeMiles (Advent) for $6,000.